SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
1 - N o v - 0 6
Greenwich Capital Acceptance, Inc.
(I.R.S. Employer Identification No.)
06-1199884
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
2-Oct-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-127352-23
Commission File Number of depositor:
333-127352
(Exact name of sponsor as specified in its charter)
Greenwich Capital Financial Products, Inc.
(Former name, former address, if changed since last report)
No Change
HarborView Mortgage Loan Trust 2006-1
c/o U.S. Bank National Association
60 Livingston Avenue, St. Paul, MN 55107
651-495-3847
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
see Exhibit-1
X
PART II - OTHER INFORMATION
Item 7. Significant Enhancement Provider Information.
The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and
2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit
99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the
Commission on November 13, 2006.
(a) 99. 2 Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended
September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended
September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as
filed with the Commission on November 13, 2006.
Item 2. Legal Proceedings.
Financial Security Assurance Holdings Ltd. ("FSAH"), the parent company of Financial Security Assurance Ltd. , the
Certificate Insurer under the Pooling and Servicing Agreement, pursuant to a Form 8-K filed on November 16, 2006 announced that FSAH has received (i) a subpoena from the Securities and Exchange Commission related to an ongoing civil investigation of brokers of municipal guaranteed investment contracts ("GICs") and (ii) a subpoena from the Antitrust Division of the U.S. Department of Justice issued in connection with an ongoing criminal investigation of bid rigging of awards of municipal GICs.
1-A1A [___] [___] [_X_]
1-A1B [___] [___] [_X_]
2-A1A [___] [___] [_X_]
2-A1B [___] [___] [_X_]
2-A1C [___] [___] [_X_]
A-R [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
B-5 [___] [___] [_X_]
B-6 [___] [___] [_X_]
B-7 [___] [___] [_X_]
B-8 [___] [___] [_X_]
B-9 [___] [___] [_X_]
PO-1 [___] [___] [_X_]
PO-2A1B [___] [___] [_X_]
X-1 [___] [___] [_X_]
X-2A1B [___] [___] [_X_]
(b) Exhibit-1 : Distribution Statement
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Thomas J Conway
Senior Vice President
11/30/2006
Greenwich Capital Acceptance, Inc.
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement
EX-99.2
Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December
31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial
Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit
99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as
filed with the Commission on November 13, 2006.
Thomas J Conway
Senior Vice President
/s/: Thomas J Conway